LONG-TERM DEBT - OTHERS (Schedule of Composition of Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Right of use - assets under operating leases	$ 9,762	$ 10,355
Current operating lease liabilities	3,450	3,171
Long-term operating lease liabilities	6,312	7,184
Total operating lease liabilities	$ 9,762	$ 10,355
Weighted average remaining lease term (years)	3 years 3 months 18 days	4 years 3 months 18 days
Weighted average discount rate	1.94%	1.94%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Debt, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt, Excluding Current Maturities
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets